Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Annual Report	true
Document Registration Statement	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40416
Entity Registrant Name	Nouveau Monde Graphite Inc.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1090
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	481 rue Brassard
Entity Address, City or Town	Saint-Michel-des-Saints
Entity Address, Postal Zip Code	J0K 3B0
Entity Address, Country	CA
City Area Code	450
Local Phone Number	757-8905
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NMG
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	55,873,898
Entity Central Index Key	0001649752
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Montreal, Quebec
Auditor Firm ID	271
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address State Or Province	NY
Entity Address, Address Line One	System 28 Liberty Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation